15A. Long Term Borrowing	12 Months Ended
Dec. 31, 2016
ZHEJIANG TIANLAN
Long Term Borrowing

	2016	2015
	RMB’000	RMB’000

Loan borrowed by the Company	111,691	170,732

(i)	On May 15, 2015, the Company signed a sales and lease back agreement with lessor A with total principal of RMB 66,700,000 and repayable within 5 years. The third party loan is denominated in Renminbi. The third party loan borrowed by the Company as of December 31, 2016 is bear interest at fixed rates 5.27% (2015: 5.27%) per annum and is secured by the Company’s machinery A. Interest paid during the year ended December 31, 2016 was approximately RMB2,011,000 (2015: RMB1,719,000 and 2014: Nil) and was incurred in “Cost of revenue” in the Group’s consolidated statements of income.

(ii)	On December 9, 2015, the Company signed a sales and lease back agreement with lessor B with total principal of RMB 87,560,000 and repayable within 5 years. The third party loan is denominated in Renminbi. The third party loan borrowed by the Company as of December 31, 2016 is bear interest at fixed rates 4.83% (2015: 4.83%) per annum and are secured by the Company’s machinery B and the franchise, income and account receivables generated from Machinery B. A. Interest paid during the year ended December 31, 2016 was approximately RMB3,192,000 (2015: Nil and 2014: Nil) and was incurred in “Cost of revenue” in the Group’s consolidated statements of income.